SEGMENT INFORMATION - Amounts detailed in segment reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	$ 37,653	$ 13,494
Revenue	37,653	13,494	$ 93,194	$ 65,796
Adjusted EBITDA	2,213	(3,637)
Depreciation and amortization	(2,817)	(3,215)	(12,861)	(11,414)
Stock-based compensation	(80)		(3,936)	(15)
Loss from operations	(684)	(6,852)	(22,252)	(35,857)
Other expense, net	(6,253)	(5,434)	(16,330)	(19,919)
Loss before provision for income taxes	(6,937)	(12,286)	(38,582)	(55,776)
Provision for income taxes	(54)	(65)	(323)	14,042
Net income (loss)	(6,991)	(12,351)	(38,905)	(41,734)
Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue			93,194	65,796
Revenue			93,194	65,796
Adjusted EBITDA			5,455	24,428
Depreciation and amortization			(12,861)	(11,414)
Stock-based compensation			(3,936)	(15)
Loss from operations			(22,252)	(35,857)
Loss before provision for income taxes			(38,582)	(55,776)
Provision for income taxes			323	(14,042)
Net income (loss)			$ (38,905)	$ (41,734)
Operating segments | Travel Marketplace
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	37,361	13,150
Revenue	37,361	13,150
Adjusted EBITDA	2,767	(3,245)
Depreciation and amortization	(2,679)	(3,067)
Stock-based compensation	(80)
Loss from operations	8	(6,312)
Operating segments | SAAS Platform
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	292	344
Revenue	292	344
Adjusted EBITDA	(554)	(392)
Depreciation and amortization	(138)	(148)
Loss from operations	$ (692)	$ (540)